PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Operating Loss Carryforward	$ 7,241,371
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,858,732
Deferred Tax Assets, Gross	116,111
India Based Entity [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Tax Assets, Gross	$ 116,111